Institutional Shares [Member] Investment Risks - Institutional Shares [Member] - UBS Select 100% US Treasury Institutional Fund	Apr. 30, 2026
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest rate risk: The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates. Securities with longer maturities generally are subject to greater fluctuations in value. Changes in interest rates will likely affect the value of higher-quality securities more than lower-quality securities. The fund may face a heightened level of interest rate risk due to certain changes in general economic conditions, inflation and monetary policy, such as certain types of interest rate changes by the Federal Reserve. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for fund investments.

US Government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. Securities issued or guaranteed by the US Treasury are backed by the full faith and credit of the United States, but are guaranteed only as to the timely payment of interest and principal when held to maturity, and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the timely payment of interest or principal, which could result in losses to the fund (e.g., Congressional debt ceiling impasses).

Market risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic, political and social conditions in one country or geographic region could adversely impact market, economic, political and social conditions in other countries or regions.

Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception. If this happens, the fund’s ability to redeem its shares for cash may be affected.

Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results. Consequently, the fund may underperform in comparison to other funds with similar objectives and investment strategies.

US withholding tax risk [Member]
Prospectus [Line Items]
Risk [Text Block]
US withholding tax risk: The fund generally seeks to invest in securities the income from which is considered “qualified interest income” under relevant tax law and guidance. Thus, the fund generally expects its distributions to be exempt from US withholding tax when paid to non-US investors. However, there can be no assurance that any or all of the fund’s distributions will be exempt from US withholding tax.

Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus [Line Items]
Risk [Text Block]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.